Document and Entity Information	9 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	Cuentas Inc.
Entity Central Index Key	0001424657
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Document Type	S-1/A
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	FL